Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 7,290	$ 6,480
Purchased power	3,854	3,111
Operation, maintenance and administration	1,070	1,181
Depreciation, amortization and asset removal costs	884	878
Income before financing charges and income tax expense	1,482	1,310
Capital investments	1,878	1,667
Total assets	30,294	27,061
Total goodwill	373	325
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,740	1,652
Purchased power	0	0
Operation, maintenance and administration	391	355
Depreciation, amortization and asset removal costs	459	462
Income before financing charges and income tax expense	890	835
Capital investments	1,157	1,035
Total assets	17,761	15,029
Total goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,507	4,788
Purchased power	3,854	3,111
Operation, maintenance and administration	619	610
Depreciation, amortization and asset removal costs	417	409
Income before financing charges and income tax expense	617	658
Capital investments	712	624
Total assets	11,387	10,017
Total goodwill	216	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	43	40
Purchased power	0	0
Operation, maintenance and administration	60	216
Depreciation, amortization and asset removal costs	8	7
Income before financing charges and income tax expense	(25)	(183)
Capital investments	9	8
Total assets	$ 1,146	$ 2,015